Accounts Receivable, Net - Schedule of Allowance for the Credit Losses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Allowance for the Credit Losses [Abstract]
Balance at beginning of period	$ 377,722	$ 255,536	$ 545,799
Additions/(reversals)	471,040	158,992	302,963	414,780
Foreign currency translation adjustment	(5,603)	(1,167)	(5,603)	(1,419)
Balance at end of period	$ 843,159	$ 413,361	$ 843,159	$ 413,361